Consolidated condensed statements of financial position - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Non-current assets
Contracted concessional, PP&E and other intangible assets	$ 7,051,069,000	$ 7,204,267,000
Investments carried under the equity method	212,052,000	230,307,000
Derivative assets	40,052,000	56,708,000
Other financial assets	75,006,000	79,874,000
Deferred tax assets	175,597,000	160,995,000
Total non-current assets	7,553,776,000	7,732,151,000
Current assets
Inventories	38,059,000	29,870,000
Trade and other receivables	320,805,000	286,483,000
Derivative assets	2,800,000	4,989,000
Other financial assets	199,193,000	183,897,000
Cash and cash equivalents	434,559,000	448,301,000
Total current assets excluding assets held for sale	995,416,000	953,540,000
Assets held for sale	41,242,000	28,642,000
Total current assets	1,036,658,000	982,182,000
Total assets	8,590,434,000	8,714,333,000
Equity attributable to the Company
Share capital	11,617,028	11,615,905
Share premium	536,594,000	736,594,000
Capital reserves	903,143,000	858,220,000
Other reserves	299,831,000	308,002,000
Accumulated currency translation differences	(142,834,000)	(139,434,000)
Accumulated deficit	(315,953,000)	(351,521,000)
Non-controlling interest	152,393,000	165,332,000
Total equity	1,444,791,000	1,588,809,000
Non-current liabilities
Long-term corporate debt	1,002,727,000	1,050,816,000
Long-term project debt	3,852,892,000	3,931,873,000
Grants and other liabilities	1,129,241,000	1,233,808,000
Derivative liabilities	32,697,000	29,957,000
Deferred tax liabilities	299,075,000	271,288,000
Total non-current liabilities	6,316,632,000	6,517,742,000
Current liabilities
Short-term corporate debt	201,889,000	34,022,000
Short-term project debt	395,451,000	387,387,000
Trade payables and other current liabilities	140,702,000	141,713,000
Income and other tax payables	37,246,000	44,660,000
Total current liabilities excluding liabilities directly associated with the assets held for sale	775,288,000	607,782,000
Liabilities directly associated with the assets held for sale	53,723,000	0
Total current liabilities	829,011,000	607,782,000
Total equity and liabilities	$ 8,590,434,000	$ 8,714,333,000